Commitments (Summary Of Credit-Related Commitments And Purchase And Funding Commitments) (Details) (USD $) In Millions, unless otherwise specified	Mar. 31, 2014	Dec. 31, 2013
Commitments [Abstract]
Financing and leasing assets - Due to Expire Within One Year	$ 970.1
Financing and leasing assets - Due to Expire After One Year	3,566.1
Financing and leasing assets - Total Outstanding	4,536.2	4,325.8
Standby letters of credit - Due to Expire Within One Year	32.1
Standby letters of credit - Due to Expire After One Year	318.5
Standby letters of credit - Total Outstanding	350.6	302.3
Other letters of credit - Due to Expire Within One Year	33.9
Other letters of credit - Total Outstanding	33.9	35.9
Deferred purchase credit protection agreements - Due to Expire Within One Year	1,681.5
Deferred purchase credit protection agreements - Total Outstanding	1,681.5	1,771.6
Guarantees, acceptances and other recourse obligations - Due to Expire Within One Year	2.5
Guarantees, acceptances and other recourse obligations - Total Outstanding	2.5	3.9
Aerospace manufacturer purchase commitments - Due To Expire Within One Year	1,211.4
Aerospace manufacturer purchase commitments - Due To Expire After One Year	7,725.2
Aerospace manufacturer purchase commitments - Total Outstanding	8,936.6	8,744.5
Rail and other manufacturer purchase commitments - Due to Expire Within One Year	771.0
Rail and other manufacturer purchase commitments - Due to Expire After One Year	409.5
Rail and other manufacturer purchase commitments - Total Outstanding	$ 1,180.5	$ 1,054.0